Donations and Community Investments - Summary Of Donations and Community Investments (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Donations and Community Investments [Line Items]
Local donations and community investments	[1]	$ 352	$ 364	$ 907	$ 696
Partner donations and community investments	[2]	708	627	901	692
COVID-19 and community support and response fund		100	592	165	800
Total donations and community investments		$ 1,160	$ 1,583	$ 1,973	$ 2,188

[1]	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
[2]	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.